DIRECTORS LOAN (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
DIRECTORS LOAN
Opening balance	$ 784,947	$ 648,005
Amortization of transaction costs	181,357	136,942	$ 102,554
Closing balance	$ 966,304	$ 784,947	$ 648,005